Document and Entity Information	Feb. 18, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001884021
Document Creation Date	Feb. 14, 2025
Document Effective Date	Feb. 14, 2025
Document Period End Date	Feb. 14, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Volatility Shares Trust
Prospectus Date	Feb. 18, 2025
Amendment Flag	false
One+One Nasdaq-100(R) and Bitcoin ETF | One+One Nasdaq-100(R) and Bitcoin ETF
Prospectus:
Trading Symbol	OOQB